ACCOUNTS RECEIVABLE, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 12,538,651	$ 935,865
Addition	164,039	11,621,912
Less: write-off	(3,247,077)	0
Exchange rate effect	(542,433)	(19,126)
Ending balance	8,913,180	12,538,651
Discontinued Operations [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	(12,464,175)
Ending balance	(8,833,017)	(12,464,175)
Continuing Operations [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	74,476
Ending balance	$ 80,163	$ 74,476